Summary of Significant Accounting Policies FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Summary of Significant Accounting Policies

Note 3            Summary of Significant Accounting Policies

The accounting policies set out below have been applied consistently to all years presented in these financial statements and in preparing the opening IFRS Statement of Financial Position at January 1, 2010 for the purposes of transition to IFRS, unless otherwise indicated.

a)   Investment in associates

Investments in companies over which the Company has the power to exercise significant influence (but not control) are accounted for using the equity method. The equity method is a basis of accounting whereby the investment is initially recorded at cost and the carrying value is adjusted thereafter to include the Company’s pro-rata share of post-acquisition income or loss. The amount of the adjustment is included in the determination of net income (loss) by the Company and the investment account of the Company is also increased or decreased to reflect the Company’s share of capital transactions and changes in accounting policies and corrections of errors. Profit distributions received or receivable from the investments will reduce the carrying value of the investment. Any premium paid for an associate above the fair value of the Company's share of the identifiable assets, liabilities and contingent liabilities acquired is capitalised and included in the carrying amount of the associate.

Impairment

Investments accounted for on the equity basis are assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset, with the result that they have a loss in value that is other than a temporary decline.

An impairment loss is calculated as the difference between the investment’s carrying  amount  and  the  present  value  of  the  estimated  future  cash  flows expected to be generated by the investment. All impairment losses are recognized in profit or loss. In the event the recoverable amount subsequently increases to a value greater than the carrying amount, an impairment gain is recognized up to the original pre-impaired value.

During the year ended December 31, 2011 the Company did not recognize any write-down or impairment reversal of its investments (2010 – $ 2,301,820 impairment).

  b)   Property, plant and equipment

Recognition and Measurement

On initial recognition, property, plant, and equipment are valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company. This includes the appropriate borrowing costs and the estimated present value of any future unavoidable costs of  dismantling  and  removing  items.    The corresponding  liability is recognized within provisions.

Property plant and equipment is subsequently measured at cost less accumulated depreciation less any impairment losses.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and Losses

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount, and are recognized net within other income in profit or loss.

Property, plant and equipment is carried at cost less accumulated amortization. The Company depreciates its computer equipment at the rate of 30% per annum utilizing the declining balance method.

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

Impairment

The carrying amounts of the Company’s non-financial assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

      c)   Foreign Currency Translation

The functional currency of the Company is the United States dollar. The Company and its investments accounted for by the equity method operate in Canada, the United Kingdom and the Philippines.

For the Company and any of its investee companies with a United States dollar functional currency, at the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into United States dollars by the use of the exchange rate in effect at that date. At the year-end date, unsettled monetary assets and liabilities are translated into United States dollars by  using  the  exchange  rate  in  effect  at  the  year-end  date  and  the  related translation differences are recognized in net income.

Exchange gains and losses arising on the retranslation of monetary available-for- sale financial assets are treated as a separate component of the change in fair value and recognized in net income. Exchange gains and losses on non-monetary available-for-sale financial assets form part of the overall gain or loss recognized in respect of that financial instrument.

Non-monetary assets and liabilities that are measured at historical cost are translated into United States dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a revalued amount are translated into United States dollars by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

For the Company’s investee companies with a functional currency other than Unites States Dollars, any cumulative translation adjustments would be included in Accumulated other comprehensive income (‘‘AOCI’’) if material and would represent unrealized translation gains and losses on the Company’s net investment in equity-accounted investees that are translated using the current rate method. The exchange gains and losses would become realized in earnings upon the disposition, liquidation or dilution of the investment that gave rise to such amounts.

          d)   Share-based Payments

Where equity-settled share options are awarded to employees, the fair value of the options at the date of grant is charged to the statement of comprehensive loss/income over the vesting period. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification is also charged to the statement of comprehensive loss/income over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive loss/income, unless they are related to the issuance of shares. Amounts related to share issue costs are recorded as a reduction of share capital.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are reflected in contributed surplus, until exercised. Upon exercise, shares are issued from treasury and the amount reflected in contributed surplus is credited to share capital, adjusted for any consideration paid.

  d)   Share-based Payments (continued)

Where a grant of options is cancelled or settled during the vesting period, excluding forfeitures when vesting conditions are not satisfied, the Company immediately accounts for the cancellation as an acceleration of vesting and recognizes the amount that otherwise would have been recognized for services received over the remainder of the vesting period. Any payment made to the employee on the cancellation is accounted for as the repurchase of an equity interest except to the extent the payment exceeds the fair value of the equity instrument granted, measured at the repurchase date. Any such excess is recognized as an expense.

      e)   Income Taxes

Income tax expense comprises of current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax basis, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition  of  deferred  tax  assets  for  unused  tax  losses,  tax  credits  and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting year the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

  f)      Earnings / Loss Per Share

Basic earnings/loss per share is computed by dividing the net income or loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant year.

Diluted earnings/loss per common share is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

There were no dilutive instruments (consisting of shares issuable on the exercise of options and warrants) outstanding on December 31, 2011 or December 31, 2010. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

                          g)   Financial Instruments

Financial Assets

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount is reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

The Company’s financial instruments consist of cash, trade and other receivables, trade and accrued payables and due to parent company.

The Company has designated cash and trade receivables as loans and receivables, which are measured at amortized cost. Trade and accrued payables and due to parent company are designated as other liabilities which are measured at amortized cost. Trade and other payables represent liabilities for goods and services provided to the Company prior to the end of the period which are unpaid.

Impairment on Financial Assets

At each reporting date the Company assesses whether there is any objective evidence  that  a  financial  asset  or  a  group  of  financial  assets  is  impaired.  A financial asset or group of financial assets is deemed to be impaired, if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset and that event has an impact on the estimated future cash flows of the financial asset or the group of financial assets.

With the exception of equity instruments classified as available for sale, if, in a subsequent  period,  the  amount  of  the  impairment  loss  decreases  and  the decrease relates to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss. On the date of impairment reversal, the carrying amount of the financial asset cannot exceed its amortized cost had impairment not been recognized.

      h)   Provisions

Provisions are recognized for liabilities of uncertain timing or amounts that have arisen as a result of past transactions, including legal or constructive obligations. The provision is measured at the best estimate of the expenditure required to settle the obligation at the reporting date.

       i)      Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, demand deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. For cash flow statement presentation purposes, cash and cash equivalents includes bank overdrafts.

       j)      Share capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares and share warrants are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

       k)   Finance income and expenses:

Finance  expense  comprises  interest  expense  on  borrowings, accretion  of the discount on provisions and impairment losses recognized on financial assets.

Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Foreign currency gains and losses, reported under finance income and expenses, are reported on a net basis.